UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       August 13, 2002


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $7,891,299 (K)

List of Other Included Managers:           None

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
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   708678 10386609 SH       SOLE                        0  5294798  5091811
ANHEUSER BUSCH COS INC         COMMON           035229103   673128 13462564 SH       SOLE                        0  6640464  6822100
DISNEY WALT CO                 COM DISNEY       254687106   204543 10822406 SH       SOLE                        0  5632486  5189920
ELECTRONIC DATA SYS NEW        COMMON           285661104   312276  8405804 SH       SOLE                        0  4331204  4074600
FEDERAL NATL MTG ASSN          COMMON           313586109   754115 10225286 SH       SOLE                        0  5256782  4968504
GANNETT INC                    COMMON           364730101   755014  9947482 SH       SOLE                        0  5152182  4795300
GENERAL ELEC CO                COMMON           369604103   359221 12365621 SH       SOLE                        0  6348608  6017013
GOLDMAN SACHS GROUP INC        COMMON           38141G104   378207  5156200 SH       SOLE                        0  2647400  2508800
HEINZ H J CO                   COMMON           423074103   247836  6030068 SH       SOLE                        0  3278918  2751150
INTERNATIONAL BUSINESS M       COMMON           459200101   305903  4248658 SH       SOLE                        0  2163358  2085300
MERCK & CO INC                 COMMON           589331107   211387  4174300 SH       SOLE                        0  2140100  2034200
PEPSICO INC                    COMMON           713448108   425453  8826826 SH       SOLE                        0  4531526  4295300
PROCTER & GAMBLE CO            COMMON           742718109   558626  6255605 SH       SOLE                        0  3187605  3068000
WAL MART STORES INC            COMMON           931142103   535283  9730650 SH       SOLE                        0  4973350  4757300
WELLS FARGO & CO NEW           COMMON           949746101   868392 17347018 SH       SOLE                        0  8921318  8425700
WYETH                          COMMON           983024100   593237 11586660 SH       SOLE                        0  5916660  5670000